SEC Registration Nos.
811-04000 and 002-90309

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 80 XX

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

Amendment No. 81 XX

Calvert Variable Products, Inc.
(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue
Suite 1025N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

Registrant's Telephone Number: (301) 951-4881

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1025N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☑	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(2)

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland on the 20th day of May 2014.

CALVERT VARIABLE PRODUCTS, INC.
By:
_______________**__________________
Barbara J. Krumsiek
Director and Chair
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on the 20th day of May 2014 by the following persons in the capacities indicated.

Signature	Title
__________**____________ Barbara J. Krumsiek	Director and Chair (Principal Executive Officer)

__________**____________ Ronald M. Wolfsheimer	Treasurer (Principal Financial Officer)

__________**____________ Frank H. Blatz, Jr.	Director

__________**____________ Arthur J. Pugh	Director

__________**____________ Alice Bullock Gresham	Director

__________**____________ M. Charito Kruvant	Director

__________**_____________ Cynthia H. Milligan	Director

__________**____________ William Lester	Director

Executed by Lancelot A. King, Attorney-in-fact on behalf of those indicated, pursuant to Powers of Attorney forms, incorporated by reference to Registrant's Post-Effective Amendment No. 79, April 29, 2014, accession number 0000743773-14-000026.

Calvert Variable Products, Inc.
Post-Effective Amendment No. 80
Registration No. 002-90309
EXHIBIT INDEX

XBRL Instance Document	Ex-101.ins

XBRL Taxonomy Extension Schema Document	Ex-101.sch

XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab

XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre

XBRL Taxonomy Extension Definition Linkbase	Ex-101.def